Employee Stock And Savings Plans	12 Months Ended
Jun. 30, 2013
Employee Stock And Savings Plans

NOTE 20 — EMPLOYEE STOCK AND SAVINGS PLANS

We grant stock-based compensation to directors and employees. At June 30, 2013, an aggregate of 425 million shares were authorized for future grant under our stock plans, covering stock options, stock awards, and leadership stock awards. Awards that expire or are canceled without delivery of shares generally become available for issuance under the plans. We issue new shares of Microsoft common stock to satisfy exercises and vesting of awards granted under all of our stock plans.

Stock-based compensation expense and related income tax benefits were as follows:

(In millions)

Year Ended June 30,	2013	2012	2011

Stock-based compensation expense	$2,406	$2,244	$2,166
Income tax benefits related to stock-based compensation	$842	$785	$758

Stock Plans (Excluding Stock Options)

Stock awards

Stock awards (“SAs”) are grants that entitle the holder to shares of Microsoft common stock as the award vests. SAs generally vest over a five-year period.

Leadership stock awards

Leadership stock awards (“LSAs”) are a form of SAs in which the number of shares ultimately received depends on our business performance against specified performance metrics. LSAs replaced shared performance stock awards (“SPSA”) in fiscal year 2013. Shares previously issued under the SPSA program will continue to vest ratably under their original term, generally with a three-year remaining service period.

A base number of LSAs are granted in each fiscal year, which represents the performance period for the awards. Following the end of the performance period, the number of shares can be increased by 25% if certain performance metrics are met. One quarter of the awarded shares will vest one year after the grant date. The remaining shares will vest semi-annually during the following three years.

Executive incentive plan

Under the Executive Incentive Plan (“EIP”), the Compensation Committee awards performance-based compensation comprising both cash and SAs to executive officers and certain senior executives. For executive officers, their awards are based on an aggregate incentive pool equal to a percentage of consolidated operating income. For fiscal years 2013, 2012, and 2011, the pool was 0.35%, 0.3%, and 0.25% of operating income, respectively. The SAs vest ratably in August of each of the four years following the grant date. The final cash awards will be determined after each performance period based on individual and business performance.

Activity for all stock plans

The fair value of each award was estimated on the date of grant using the following assumptions:

Year Ended June 30,	2013	2012	2011

Dividends per share (quarterly amounts)	$0.20 - $ 0.23	$0.16 - $ 0.20	$0.13 - $ 0.16
Interest rates range	0.6% - 1.1%	0.7% - 1.7%	1.1% - 2.4%

During fiscal year 2013, the following activity occurred under our stock plans:

	Shares	Weighted Average Grant-Date Fair Value

	(In millions)

Stock Awards

Nonvested balance, beginning of year	281	$23.91
Granted	104	$28.37
Vested	(90)	$24.49
Forfeited	(22)	$25.10

Nonvested balance, end of year	273	$25.50

As of June 30, 2013, there was approximately $5.0 billion of total unrecognized compensation costs related to stock awards. These costs are expected to be recognized over a weighted average period of 3 years.

During fiscal year 2012 and 2011, the following activity occurred under our stock plans:

(In millions, except fair values)	2012	2011

Stock Awards

Awards granted	110	132
Weighted average grant-date fair value	$24.60	$22.22

Total vest-date fair value of stock awards vested was $2.8 billion, $2.4 billion, and $1.8 billion, for fiscal years 2013, 2012, and 2011, respectively.

Stock Options

Currently, we grant stock options primarily in conjunction with business acquisitions. We granted two million, six million, and zero stock options in conjunction with business acquisitions during fiscal years 2013, 2012, and 2011, respectively.

Employee stock options activity during 2013 was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

	(In millions)		(Years)	(In millions)

Balance, July 1, 2012	22	$18.69
Granted	2	$2.08
Exercised	(19)	$19.26
Canceled	(1)	$14.71

Balance, June 30, 2013	4	$6.88	6.74	$98
Exercisable, June 30, 2013	2	$8.47	5.79	$50

As of June 30, 2013, approximately four million options that were granted in conjunction with business acquisitions were outstanding. These options have an exercise price range of $0.01 to $29.24 and a weighted average exercise price of $7.33.

During the periods reported, the following stock option exercise activity occurred:

(In millions)

	2013	2012	2011

Total intrinsic value of stock options exercised	$197	$456	$222
Cash received from stock option exercises	$382	$1,410	$1,954
Tax benefit realized from stock option exercises	$69	$160	$77

Employee Stock Purchase Plan

We have an employee stock purchase plan (the “Plan”) for all eligible employees. Shares of our common stock may be purchased by employees at three-month intervals at 90% of the fair market value on the last trading day of each three-month period. Employees may purchase shares having a value not exceeding 15% of their gross compensation during an offering period. Employees purchased the following shares during the periods presented:

(Shares in millions)

Year Ended June 30,	2013	2012	2011

Shares purchased	20	20	20
Average price per share	$26.81	$25.03	$22.98

At June 30, 2013, 191 million shares of our common stock were reserved for future issuance through the Plan.

Savings Plan

We have a savings plan in the U.S. that qualifies under Section 401(k) of the Internal Revenue Code, and a number of savings plans in international locations. Participating U.S. employees may contribute up to 75% of their salary, but not more than statutory limits. We contribute fifty cents for each dollar a participant contributes in this plan, with a maximum contribution of 3% of a participant’s earnings. Matching contributions for all plans were $393 million, $373 million, and $282 million in fiscal years 2013, 2012, and 2011, respectively, and were expensed as contributed. Matching contributions are invested proportionate to each participant’s voluntary contributions in the investment options provided under the plan. Investment options in the U.S. plan include Microsoft common stock, but neither participant nor our matching contributions are required to be invested in Microsoft common stock.